UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2009	(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.9%
Consumer Discretionary - 15.7%
Aeropostale, Inc.*	10,100		$268,256
Bob Evans Farms, Inc.	10,600		237,652
Borg Warner, Inc.	6,200	[2]	125,860
Corinthian Colleges, Inc.*	7,100	[2]	138,095
D.R. Horton, Inc.	17,700		171,690
DeVry, Inc.	3,600		173,448
Dollar Tree, Inc.*	8,500		378,675
Foot Locker, Inc.	14,500		151,960
ITT Educational Services, Inc.*	1,700		206,414
Jarden Corp.*	7,900		100,093
Leggett & Platt, Inc.	10,200		132,498
Marvel Entertainment, Inc.*	6,600		175,230
Netflix, Inc.*	5,200	[2]	223,184
NVR, Inc.*	400		171,100
Panera Bread Co., Class A*	3,400	[2]	190,060
priceline.com, Inc.*	1,400	[2]	110,292
Ross Stores, Inc.	18,500		663,780
Strayer Education, Inc.	1,900	[2]	341,753
Toll Brothers, Inc.*	7,400	[2]	134,384
Warnaco Group, Inc., The*	8,000		192,000
Weight Watchers International, Inc.	5,700		105,735
Total Consumer Discretionary			4,392,159
Consumer Staples - 4.9%
BJ’s Wholesale Club, Inc.*	13,600		435,064
Brown-Forman Corp.	2,500		97,075
Corn Products International, Inc.	7,000		148,400
Hansen Natural Corp.*	3,500		126,000
Herbalife, Ltd.	5,100		76,398
Hormel Foods Corp.	8,400		266,364
Lancaster Colony Corp.	5,400		223,992
Total Consumer Staples			1,373,293
Energy - 6.0%
Bill Barrett Corp.*	5,400		120,096
Cimarex Energy Co.	12,400		227,912
Encore Acquisition Co.*	5,200		121,004
FMC Technologies, Inc.*	12,100		379,577
Helmerich & Payne, Inc.	5,300		120,681
Noble Energy, Inc.	2,300		123,924
Oil States International, Inc.*	6,300		84,546
Overseas Shipholding Group, Inc.	2,800		63,476
Pride International, Inc.*	4,700		84,506
Sunoco, Inc.	6,100	[2]	161,528
Tidewater, Inc.	4,900		181,937
Total Energy			1,669,187
Financials - 17.3%
American Financial Group, Inc.	15,800		253,590
Annaly Capital Management, Inc.	15,000		208,050
Apollo Investment Corp.	15,400		53,592
Arch Capital Group, Ltd.*	7,800		420,108
Associated Bank Corp.	18,100		279,464
Axis Capital Holdings, Ltd.	2,900		65,366
Bank of Hawaii Corp.	8,600		283,628
Capitol Federal Financial	1,600		60,496
Cullen/Frost Bankers, Inc.	2,900		136,126
Digital Realty Trust, Inc.	6,400	[2]	212,352
Federal Realty Investment Trust	3,800	[2]	174,800
Fidelity National Financial, Inc.	12,200		238,022
First American Corp.	4,700		124,597
Health Care REIT, Inc.	1,400	[2]	42,826
Hospitality Properties Trust	17,700		212,400
HRPT Properties Trust	45,800		146,102
IPC Holdings, Ltd.	3,300		89,232
Knight Capital Group, Inc., Class A*	4,700		69,278
Mack-Cali Realty Corp.	18,400		364,504

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 17.3% (continued)
Nationwide Health Properties, Inc.	6,300		$139,797
Platinum Underwriter Holdings, Ltd.	4,200		119,112
Potlatch, Corp.	11,300		262,047
Raymond James Financial, Inc.	21,800	[2]	429,460
Reinsurance Group of America, Inc.	4,800		155,472
SL Green Realty Corp.	5,000	[2]	54,000
Westamerica Bancorporation	5,300		241,468
Total Financials			4,835,889
Health Care - 11.8%
Gen-Probe, Inc.*	3,800		173,204
Health Management Associates, Inc.*	43,000		110,940
Health Net, Inc.*	27,000		390,960
Kindred Healthcare, Inc.*	11,600		173,420
Life Technologies Corp.*	6,706		217,811
Masimo Corp.*	7,300		211,554
Omnicare, Inc.	7,100		173,879
Owens & Minor, Inc.	11,300		374,369
PDL BioPharma, Inc.*	21,800		154,344
Pharmaceutical Product Development, Inc.	8,200		194,504
ResMed, Inc.*	6,000		212,040
Sepracor, Inc.*	7,500		109,950
Steris Corp.	12,100		281,688
Techne Corp.	4,300		235,253
Valeant Pharmaceuticals International*	15,600	[2]	277,524
Total Health Care			3,291,440
Industrials - 12.6%
Acuity Brands, Inc.	4,500	[2]	101,430
AGCO Corp.*	22,800		446,880
Alaska Airgroup, Inc.*	5,800		101,906
Alliant Techsystems, Inc.*	1,400		93,772
Brink’s Co., The	7,900		209,034
Bucyrus International, Inc.	7,800		118,404
Flowserve Corp.	8,600		482,632
GrafTech International, Ltd.*	13,400		82,544
Granite Construction, Inc.	4,600		172,408
J.B. Hunt Transport Services, Inc.	6,900	[2]	166,359
Jacobs Engineering Group, Inc.*	2,200		85,052
Joy Global, Inc.	13,300		283,290
KBR, Inc.	11,000		151,910
Lincoln Electric Holdings, Inc.	4,100		129,929
Oshkosh Truck Corp.	12,900		86,946
R.R. Donnelley & Sons Co.	13,300		97,489
Shaw Group Inc., The*	3,900		106,899
Teleflex, Inc.	1,500		58,635
Transdigm Group, Inc.*	1,000		32,840
Wabtec Corp.	6,500		171,470
Werner Enterprises, Inc.	22,900		346,248
Total Industrials			3,526,077
Information Technology - 16.1%
3Com Corp.*	55,200		170,568
ACI Worldwide, Inc.*	5,300	[2]	99,375
Acxiom Corp.	15,700		116,180
Alliance Data Systems Corp.*	4,500	[2]	166,275
Amkor Technology, Inc.*	34,000		91,120
ANSYS, Inc.*	3,100		77,810
Atmel Corp.*	29,400		106,722
Avnet, Inc.*	9,600		168,096
Broadridge Financial Solutions, Inc.	11,400		212,154
F5 Networks, Inc.*	5,700		119,415
Factset Research Systems, Inc.	4,200	[2]	209,958
Hewitt Associates, Inc., Class A*	14,500		431,520
Ingram Micro, Inc., Class A*	27,900		352,656
InterDigital, Inc.*	6,100		157,502
Lender Processing Services, Inc.	4,800		146,928

Managers AMG Chicago Equity Partners Mid-Cap Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 16.1% (continued)
Lexmark International, Inc.*	4,300		$72,541
ManTech International Corp., Class A*	1,600		67,040
Metavante Technologies, Inc.*	4,800		95,808
NCR Corp.*	22,500		178,875
SAIC, Inc.*	9,100		169,897
Silicon Laboratories, Inc.*	7,800		205,920
Sohu.com, Inc.*	2,600	[2]	107,406
Sybase, Inc.*	14,700		445,263
Tech Data Corp.*	12,300		267,894
Western Digital Corp.*	9,700		187,598
Wind River Systems, Inc.*	11,000		70,400
Total Information Technology			4,494,921
Materials - 6.6%
CF Industries Holdings, Inc.	1,400		99,582
Clearwater Paper Corp.*	1		8
Compass Minerals International, Inc.	2,900		163,473
Crown Holdings, Inc.*	9,400		213,662
FMC Corp.	9,100		392,574
MeadWestvaco Corp.	7,500		89,925
Olin Corp.	16,300		232,601
Scotts Co., The, Class A	4,000		138,800
Terra Industries, Inc.	9,100		255,619
The Valspar Corp.	5,600		111,832
Worthington Industries, Inc.	14,400		125,424
Total Materials			1,823,500
Telecommunication Services - 0.9%
CenturyTel, Inc.	4,800	[2]	134,976
Telephone & Data Systems, Inc.	4,400		116,644
Total Telecommunication Services			251,620
Utilities - 7.0%
Alliant Energy Corp.	19,000		469,110
Energen Corp.	2,700		78,651
Hawaiian Electric Industries, Inc.	15,000		206,100
Idacorp, Inc.	5,800		135,488
New Jersey Resources Corp.	7,700		261,646
NSTAR	6,500		207,220
UGI Corp.	12,800		302,208
Vectren Corp.	9,900		208,791
Wisconsin Energy Corp.	2,000		82,340
Total Utilities			1,951,554
Total Common Stocks (cost $37,187,916)			27,609,640
Other Investment Companies - 12.8% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [8]	3,032,032		3,032,032
BNY Institutional Cash Reserves Fund, Series B*[8,15]	159,721		19,167
BNY Institutional Cash Reserves Fund, Series C*[8,16]	116,065		116,065
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [17]	400,790		400,790
Total Other Investment Companies (cost $3,708,608)			3,568,054
Total Investments - 111.7% (cost $40,896,524)			31,177,694
Other Assets, less Liabilities - (11.7)%			(3,253,767)
Net Assets - 100.0%			$27,923,927

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 66.5%
Consumer Discretionary - 6.1%
Amazon.com, Inc.*	1,100	$80,784
Apollo Group, Inc., Class A*	1,400	109,662
Comcast Corp., Class A	10,800	147,312
D.R. Horton, Inc.	3,700	35,890
Family Dollar Stores, Inc.	2,700	90,099
Leggett & Platt, Inc.	6,000	77,940
McDonald’s Corp.	4,650	253,750
Omnicom Group, Inc.	2,800	65,520
Ross Stores, Inc.	4,100	147,108
TJX Cos., Inc., The	2,950	75,638
Walt Disney Co., The	4,750	86,260
Total Consumer Discretionary		1,169,963
Consumer Staples - 8.7%
Altria Group, Inc.	6,020	96,440
Archer-Daniels-Midland Co.	2,800	77,784
Avon Products, Inc.	4,950	95,188
Bunge, Ltd.	1,500	84,975
Colgate-Palmolive Co.	1,200	70,776
Herbalife, Ltd.	4,600	68,908
Kroger Co., The	7,150	151,723
Lorillard, Inc.	1,000	61,740
Pepsi Bottling Group, Inc.	4,400	97,416
PepsiCo, Inc.	4,250	218,791
Philip Morris International, Inc.	2,620	93,220
Procter & Gamble Co., The	2,714	127,802
Sysco Corp.	4,800	109,440
Wal-Mart Stores, Inc.	6,400	333,440
Total Consumer Staples		1,687,643
Energy - 8.6%
Chevron Corp.	2,550	171,462
ConocoPhillips Co.	3,000	117,480
Devon Energy Corp.	1,900	84,911
Ensco International, Inc.	3,000	79,200
Exxon Mobil Corp.	11,120	757,272
FMC Technologies, Inc.*	3,700	116,069
Massey Energy Co.	5,900	59,708
Tesoro Corp.	3,500	47,145
Tidewater, Inc.	3,100	115,103
Valero Energy Corp.	6,400	114,560
Total Energy		1,662,910
Financials - 7.8%
ACE, Ltd.	2,100	84,840
American Financial Group, Inc.	4,200	67,410
Annaly Capital Management, Inc.	4,700	65,189
Bank of America Corp.	10,683	72,858
Bank of Hawaii Corp.	2,100	69,258
Boston Properties, Inc.	2,400	84,072
Goldman Sachs Group, Inc.	2,250	238,545
JPMorgan Chase & Co.	9,448	251,128
Northern Trust Corp.	2,500	149,550
Prudential Financial, Inc.	5,700	108,414
Raymond James Financial, Inc.	6,000	118,200
SL Green Realty Corp.	7,400	79,920
Wells Fargo & Co.	7,600	108,224
Total Financials		1,497,608
Health Care - 9.5%
Abbott Laboratories Co.	3,500	166,950
AmerisourceBergen Corp.	6,000	195,960
Amgen, Inc.*	3,000	148,560
Baxter International, Inc.	1,450	74,269
CR Bard, Inc.	700	55,804
Express Scripts, Inc.*	2,900	133,893
Gilead Sciences, Inc.*	3,200	148,224
Humana, Inc.*	3,000	78,240
Johnson & Johnson	8,480	446,048
Pfizer, Inc.	15,090	205,526
Schering-Plough Corp.	2,500	58,875
Wyeth	2,800	120,512
Total Health Care		1,832,861

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 6.1%
AGCO Corp.*	8,050		$157,781
Emerson Electric Co.	4,150		118,607
Fluor Corp.	2,700		93,285
General Dynamics Corp.	2,800		116,452
General Electric Co.	16,100		162,771
Grainger (W.W.), Inc.	1,700	[2]	119,306
Honeywell International, Inc.	1,600		44,576
Norfolk Southern Corp.	2,800		94,500
Northrop Grumman Corp.	2,400		104,736
Raytheon Co.	2,700		105,138
Southwest Airlines Co.	9,250		58,552
Total Industrials			1,175,704
Information Technology - 12.1%
Accenture, Ltd.	8,500		233,665
Adobe Systems, Inc.*	6,500		139,035
Altera Corp.	8,150		143,032
Apple, Inc.*	1,400		147,168
F5 Networks, Inc.*	3,100		64,945
Hewitt Associates, Inc., Class A*	3,600		107,136
Hewlett-Packard Co.	7,100		227,626
Ingram Micro, Inc., Class A*	5,200		65,728
Intel Corp.	13,800		207,690
International Business Machines Corp.	2,450		237,380
Juniper Networks, Inc.*	4,700		70,782
MasterCard, Inc.	450		75,366
Microsoft Corp.	9,550		175,434
NCR Corp.*	6,250		49,688
QUALCOMM, Inc.	3,800		147,858
Symantec Corp.*	11,200		167,328
Tech Data Corp.*	3,900		84,942
Total Information Technology			2,344,803
Materials - 2.0%
FMC Corp.	3,100		133,734
Monsanto Co.	1,300		108,030
Mosaic Co., The,	2,400		100,752
Owens-Illinois, Inc.*	3,000		43,320
Total Materials			385,836
Telecommunication Services - 2.8%
CenturyTel, Inc.	4,800	[2]	134,976
Leap Wireless International, Inc.*	2,500		87,175
Verizon Communications, Inc.	6,550		197,810
Windstream Corp.	15,400		124,124
Total Telecommunication Services			544,085
Utilities - 2.8%
Alliant Energy Corp.	9,500		234,555
PG&E Corp.	5,700		217,854
UGI Corp.	4,000		94,440
Total Utilities			546,849
Total Common Stocks (cost $15,125,440)			12,848,262

	Principal Amount
Asset-Backed Securities - 1.2%
Harley-Davidson Motorcycle Trust, 2006-2, Class A2, 5.350%, 03/15/13	$133,880		131,757
John Deere Owner Trust, 2007-A, Class A4, 5.070%, 04/15/14	100,000		97,753
Total Asset-Backed Securities (cost $233,773)			229,510
Mortgage-Backed Securities - 1.5%
Bank of America Commercial Mortgage, Inc., Series 2004-3, Class A3, 4.875%, 06/10/39	42,581		42,514
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.351%, 09/10/47 [10]	66,000		50,937
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	20,292		19,941
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		80,802
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	35,000		31,536
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.850%, 10/15/41 [10]	70,000		57,635
Total Mortgage-Backed Securities (cost $301,425)			283,365
U.S. Government and Agency Obligations - 18.0%
FHLB, 4.500%, 09/16/13	255,000		277,562
FHLMC, 4.375%, 07/17/15	95,000		103,757
FHLMC, 5.000%, 12/01/20 to 12/15/22	113,349		117,945
FNMA, 4.000%, 10/01/20 to 12/01/21	65,972		67,199
FNMA, 4.500%, 11/01/19 to 09/01/35	172,613		177,945
FNMA, 4.625%, 10/15/13	351,000		385,817
FNMA, 5.000%, 02/01/36	425,012		439,589
FNMA, 5.500%, 02/01/22 to 02/01/37	755,575		785,591
FNMA, 6.000%, 03/01/37	324,254		339,317
FNMA, 6.000%, 08/01/37	223,920		234,170
FNMA, 6.500%, 03/01/37	200,487		211,480
U.S. Treasury Notes, 5.250%, 02/15/29	280,000		344,881
Total U.S. Government and Agency Obligations (cost $3,395,950)			3,485,253

Managers AMG Chicago Equity Partners Balanced Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Corporate Bonds - 10.4%
Financials - 2.1%
Bank of America Corp., 5.750%, 12/01/17	$55,000	$46,263
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	50,000	50,550
Chubb Corp., The, 6.500%, 05/15/38	25,000	24,067
Citigroup, Inc., 5.500%, 04/11/13	50,000	43,966
CME Group, Inc., 5.750%, 02/15/14	20,000	20,635
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	20,000	16,260
Goldman Sachs Group, Inc., 5.950%, 01/18/18	45,000	40,920
JPMorgan Chase & Co., 6.000%, 01/15/18	30,000	30,354
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	20,000	17,655
Morgan Stanley, 5.950%, 12/28/17	20,000	18,198
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	35,000	40,584
Travelers Companies, Inc., 5.375%, 06/15/12	40,000	40,116
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000	18,193
Total Financials		407,761
Industrials - 6.8%
Abbott Laboratories, 5.875%, 05/15/16	48,000	51,552
Altria Group, Inc., 8.500%, 11/10/13	15,000	16,284
Altria Group, Inc., 9.700%, 11/10/18	13,000	14,173
Archer-Daniels-Midland Co., 5.450%, 03/15/18	45,000	45,109
AT&T, Inc., 5.100%, 09/15/14	65,000	65,296
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000	36,573
Cardinal Health, Inc., 5.500%, 06/15/13	25,000	24,131
Cisco Systems, Inc., 5.900%, 02/15/39	25,000	23,047
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	30,000	34,112
Comcast Corp., 5.875%, 02/15/18	20,000	19,048
Devon Energy Corp., 6.300%, 01/15/19	60,000	58,646
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000	41,694
General Mills, Inc., 5.200%, 03/17/15	65,000	66,339
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	25,000	25,330
Hess Corp., 8.125%, 02/15/19	30,000	30,978
Hewlett-Packard Co., 4.500%, 03/01/13	55,000	56,612
Honeywell International, Inc., 4.250%, 03/01/13	55,000	56,722
IBM Corp., 4.750%, 11/29/12	60,000	63,648
Kellogg Co., 7.450%, 04/01/31	25,000	29,584
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000	43,130
Kraft Foods, Inc., 6.875%, 01/26/39	25,000	24,623
Kroger Co., 6.750%, 04/15/12	40,000	42,350
Lockheed Martin Corp., 7.650%, 05/01/16	65,000	75,424
McDonald’s Corp., 4.300%, 03/01/13	40,000	41,653
McDonald’s Corp., 6.300%, 10/15/37	25,000	25,688
McKesson Corp., 7.500%, 02/15/19	30,000	31,898
Northrop Grumman Corp., 7.750%, 02/15/31	25,000	30,305
PACCAR, Inc., Medium Term Notes, Series A, 6.875%, 02/15/14	50,000	52,128
Time Warner Cable, Inc., 5.850%, 05/01/17	25,000	22,447
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000	42,008
Union Pacific Corp., 6.250%, 05/01/34	23,000	21,121
United Parcel Service, Inc., 6.200%, 01/15/38	25,000	25,523
Verizon Communications, Inc., 6.400%, 02/15/38	20,000	18,187
Wal-Mart Stores, Inc., 6.500%, 08/15/37	25,000	26,079
Wyeth Co., 5.250%, 03/15/13	40,000	41,683
Total Industrials		1,323,125
Utilities - 1.5%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	74,429
Exelon Generation Co., LLC, 6.200%, 10/01/17	45,000	40,302
Florida Power & Light Co., 4.850%, 02/01/13	45,000	46,661
Midamerican Energy Co., 5.750%, 11/01/35	25,000	22,224
Pacific Gas & Electric, 8.250%, 10/15/18	55,000	64,933
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000	30,655
Total Utilities		279,204
Total Corporate Bonds (cost $1,995,530)		2,010,090
	Shares

Other Investment Companies - 3.4% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [8]	193,002	193,002
BNY Institutional Cash Reserves Fund, Series B*[8,15]	28,392	3,407
BNY Institutional Cash Reserves Fund, Series C*[8,16]	32,909	32,909
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [17]	423,770	423,770
Total Other Investment Companies (cost $678,073)		653,088
Total Investments - 101.0% (cost $21,730,191)		19,509,568
Other Assets, less Liabilities - (1.0)%		(193,511)
Net Assets - 100.0%		$19,316,057

Managers Intermediate Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 138.5% [1]
Federal Home Loan Mortgage Corporation - 82.8%
FHLMC, 4.317%, 11/01/33, (12/01/09) [7]	$2,302,302	$2,331,568
FHLMC, 4.500%, 04/01/35	669,677	685,071
FHLMC, 4.500%, TBA	5,000,000	5,103,125
FHLMC, 5.000%, 05/01/18 to 12/01/35 [9]	8,316,418	8,589,406
FHLMC, 5.000%, TBA	14,000,000	14,437,500
FHLMC, 5.500%, 11/01/17 to 05/01/34 [9]	4,458,159	4,653,902
FHLMC, 5.616%, 01/01/36, (01/01/13) [7,9]	8,283,292	8,637,519
FHLMC, 5.942%, 02/01/37, (02/01/12) [7]	828,137	860,911
FHLMC, 6.000%, 02/01/22 to 03/01/22	1,801,853	1,889,226
FHLMC, 7.500%, 01/01/31 to 07/01/34 [9]	3,245,982	3,541,044
FHLMC Gold Pool, 3.750%, 11/15/25 [9]	2,258,891	2,273,959
FHLMC Gold Pool, 4.000%, 12/01/20 [9]	804,881	819,419
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36 [9]	17,345,236	17,732,464
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	313,765	327,224
FHLMC Gold Pool, 5.500%, 01/01/35 to 12/01/38 [9]	30,093,415	31,316,802
FHLMC Gold Pool, 5.500%, TBA	31,500,000	32,681,250
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22 [9]	7,230,209	7,581,507
FHLMC Gold Pool, 6.500%, TBA	1,000,000	1,054,062
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	306,616	327,217
Total Federal Home Loan Mortgage Corporation		144,843,176
Federal National Mortgage Association - 49.7%
FNMA, 0.842%, 11/25/30, (04/25/09) [7,9]	2,774,873	2,646,900
FNMA, 0.922%, 03/25/35, (04/25/09) [7,9]	1,844,902	1,797,431
FNMA, 3.785%, 06/01/34, (06/01/09) [7,9]	2,024,464	2,036,191
FNMA, 4.145%, 06/01/34, (06/01/09) [7,9]	2,537,548	2,551,388
FNMA, 4.554%, 08/01/34, (08/01/09) [7]	1,315,301	1,336,209
FNMA, 4.735%, 07/01/33, (06/01/09) [7]	775,978	792,651
FNMA, 5.000%, 06/01/18 to 10/01/35 [9]	14,709,943	15,227,115
FNMA, 5.000%, TBA	19,000,000	19,655,627
FNMA, 5.304%, 06/01/37, (05/01/10) [7]	1,309,635	1,346,572
FNMA, 5.500%, 03/01/17 to 12/01/37 [9]	12,442,188	12,978,136
FNMA, 5.500%, TBA	8,000,000	8,321,248
FNMA, 5.538%, 02/01/36, (01/01/11) [7]	364,382	378,110
FNMA, 6.000%, 08/01/17	373,634	393,398
FNMA, 6.000%, TBA	12,000,000	12,532,500
FNMA, 6.500%, 11/01/28 to 07/01/32	611,353	646,176
FNMA, 6.500%, TBA	1,000,000	1,053,125
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24 [9]	2,750,000	2,959,707
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	184,769	197,992
Total Federal National Mortgage Association		86,850,476
Government National Mortgage Association - 3.9%
GNMA, 4.125%, 11/20/17 to 12/20/17, (01/01/10) [7]	289,655	295,411
GNMA, 4.625%, 08/20/17 to 08/20/18, (10/01/09) [7]	143,480	146,403
GNMA, 5.000%, TBA	1,000,000	1,036,875
GNMA, 5.375%, 03/20/16, (04/01/10) [7]	29,420	30,240
GNMA, 5.375%, 06/20/16 to 05/20/21, (07/01/09) [7]	81,185	83,259
GNMA, 5.500%, TBA	5,000,000	5,203,125
GNMA, 7.500%, 09/15/28 to 11/15/31	72,333	77,971
Total Government National Mortgage Association		6,873,284

Managers Intermediate Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Interest and Principal Only Strips - 1.7%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	$1,596,551	$165,642
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35 [9]	8,905,264	1,030,815
FHLMC IO Strip, 6.000%, 05/01/31	10,087	1,381
FHLMC IO Strip, 6.144%, 11/15/18, (04/15/09) [7,13]	601,234	43,188
FHLMC IO Strip, 6.544%, 11/15/30, (04/15/09) [7,13]	231,013	11,724
FHLMC IO Strip, 7.094%, 09/15/16 to 10/15/16, (04/15/09) [7,13]	399,036	21,047
FHLMC IO Strip, 7.344%, 06/15/31, (04/15/09) [7,13]	84,134	7,865
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,322,253	124,091
FNMA IO Strip, 4.500%, 09/01/33	413,969	42,424
FNMA IO Strip, 5.000%, 11/01/33 to 12/01/35	9,148,935	1,005,100
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	355,085	39,113
FNMA PO Strip, 3.729%, 07/01/33 [5]	439,649	402,891
Total Interest and Principal Only Strips		2,895,281
U.S. Treasury Notes - 0.4%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	698,798	716,924
Total U.S. Government and Agency Obligations (cost $237,974,811)		242,179,141
Mortgage-Backed Securities - 7.3%
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10) [7,13]	2,172,960	1,091,783
American Home Mortgage Assets, Series 2005-1, Class 1A1, 5.393%, 11/25/35, (11/25/09) [7,13]	183,159	87,741
American Home Mortgage Investment Trust, 3.756%, 04/25/44, (05/01/09) [7,13]	216,510	117,932
American Home Mortgage Investment Trust, 3.756%, 06/25/45, (05/01/09) [7,13]	151,271	65,541
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) [7,13]	1,040,363	575,252
Bank of America Funding Corp., 5.287%, 12/20/34 [10,13]	270,564	153,819
Bear Stearns Alt-A Trust, 4.722%, 04/25/35 [10,13]	229,385	108,987
Countrywide Alternative Loan Trust, 0.822%, 05/25/35, (04/25/09) [7,13]	1,132,414	642,150
Countrywide Alternative Loan Trust, 6.000%, 06/25/34 [13]	639,092	571,587
Countrywide Alternative Loan Trust, Series 2007-25, Class 2A1, 6.000%, 11/25/22 [13]	777,961	518,560
Countrywide Home Loans, Inc., 5.027%, 05/20/35 [10,13]	181,701	95,558
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.942%, 11/25/34, (04/25/09) [3,7,13]	451,920	312,935
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 4.934%, 12/20/35 [10,13]	178,188	107,444
Deutsche Alt-A Securities, Inc., Series 2006-AR6, Class A6, 0.712%, 02/25/37, (04/27/09) [7,13]	1,625,752	597,023
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.872%, 03/25/35, (04/25/09) [3,7,13]	364,784	225,198
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.350%, 05/25/34, (05/01/09) [7,13]	83,338	48,362
Harborview Mortgage Loan Trust, 4.790%, 11/19/34 [10,13]	152,037	84,211
Master Alternative Loans Trust, 6.000%, 01/25/35 [9,13]	1,252,518	869,717
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,296,926	1,302,408
Morgan Stanley Mortgage Loan Trust, 6.228%, 08/25/35 [10,13]	1,684,540	1,169,702
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.872%, 03/25/35, (04/25/09) [3,7,13]	439,399	362,837
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35 [13]	2,312,293	1,605,598
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37 [13]	2,695,889	2,060,670
Total Mortgage-Backed Securities (cost $19,656,404)		12,775,015

Managers Intermediate Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Short-Term Investments - 10.3%
U.S. Government and Agency Discount Notes - 0.2% [5]
FHLMC Discount Notes, 0.056%, 04/13/09	$178,000	$177,997
FHLMC Discount Notes, 0.313%, 09/08/09	100,000	99,862
Total U.S. Government and Agency Discount Notes		277,859
	Shares
Other Investment Companies - 10.1% [4]
BNY Institutional Cash Reserves Fund, Series B*[8,15]	13,850	1,662
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.74% [17]	15,684,015	15,684,015
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [18]	2,037,466	2,037,466
Total Other Investment Companies		17,723,143
Total Short-Term Investments (cost $18,012,936)		18,001,002
Total Investments - 156.1% (cost $275,644,151)		272,955,158
Other Assets, less Liabilities - (56.1)%		(98,082,525)
Net Assets - 100.0%		$174,872,633

Managers Short Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 95.8% [1]
Federal Home Loan Mortgage Corporation - 49.4%
FHLMC, 3.795%, 07/01/34, (06/01/09) [7,9]	$740,826	$744,323
FHLMC, 3.810%, 05/01/34, (06/01/09) [7,9]	461,774	463,955
FHLMC, 4.000%, 09/15/15	713,707	722,082
FHLMC, 4.512%, 10/01/33, (10/01/09) [7,9]	2,838,903	2,875,833
FHLMC, 4.500%, 04/15/34, TBA	16,000,000	16,330,000
FHLMC, 4.673%, 03/01/38, (04/01/13) [7]	1,926,498	1,976,628
FHLMC, 4.906%, 12/01/35, (10/01/10) [7]	1,669,987	1,711,033
FHLMC, 5.000%, 06/01/09 to 06/15/27 [9]	8,114,647	8,347,014
FHLMC, 5.942%, 02/01/37, (02/01/12) [7,9]	9,890,316	10,281,742
FHLMC, 6.000%, 10/15/26	1,072,590	1,093,775
FHLMC, 6.000%, TBA	1,000,000	1,045,312
FHLMC Gold Pool, 0.806%, 06/15/35, (04/15/09) [7,9]	6,926,162	6,863,729
FHLMC Gold Pool, 3.750%, 11/15/25 [9]	2,828,088	2,846,954
FHLMC Gold Pool, 4.000%, 12/01/20	3,821,084	3,890,103
FHLMC Gold Pool, 5.000%, 06/01/09 to 08/01/19 [9]	3,572,730	3,730,721
FHLMC Gold Pool, 5.500%, 11/01/17 to 09/01/19 [9]	1,801,419	1,887,267
FHLMC Gold Pool, 6.000%, TBA	22,700,000	23,771,170
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	606,786	643,345
FHLMC Pool, 7.500%, 03/01/33	976,466	1,058,691
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	584,353	591,982
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	791,597	806,625
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	470,000	485,252
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	958,744	970,935
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	4,985,313	5,080,876
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	1,197,343	1,219,398
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	751,297	756,895
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	773,292	789,740
FHLMC, Series 2963, Class WL, 4.500%, 07/15/25	768,202	773,375
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	3,766,954	3,810,984
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	4,769,558	4,836,565
FHLMC, Series 2958, Class NB, 5.000%, 05/15/25	4,921,238	4,981,878
FHLMC, Series 2964, Class NA, 5.500%, 02/15/26	1,485,521	1,506,816
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	695,568	710,675
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	3,280,995	3,337,751
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	3,157,623	3,216,382
FHLMC, Series 3167, Class QA, 6.000%, 10/15/26	949,951	969,157
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	27,056	26,989
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	134,993	144,063
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42 [10]	219,011	233,726
Total Federal Home Loan Mortgage Corporation		125,533,741
Federal National Mortgage Association - 38.6%
FNMA, 0.842%, 11/25/30, (04/25/09) [7,9]	2,774,873	2,646,900
FNMA, 0.922%, 03/25/35, (04/25/09) [7,9]	2,969,479	2,893,072
FNMA, 3.785%, 06/01/34, (06/01/09) [7]	2,497,157	2,511,622
FNMA, 4.145%, 06/01/34, (06/01/09) [7,9]	3,183,591	3,200,953
FNMA, 4.409%, 04/01/35, (03/01/10) [7]	1,621,411	1,657,711
FNMA, 4.418%, 02/01/33, (07/01/09) [7]	1,004,978	1,021,068
FNMA, 4.549%, 08/01/34, (05/01/09) [7]	1,071,303	1,085,685
FNMA, 4.554%, 08/01/34, (08/01/09) [7]	1,644,126	1,670,261
FNMA, 4.855%, 06/01/35, (03/01/10) [7]	764,061	782,952
FNMA, 4.862%, 09/01/33, (09/01/09) [7,9]	1,162,554	1,189,866

Managers Short Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 38.6% (continued)
FNMA, 4.877%, 01/01/33, (01/01/10) [7]	$4,427,935	$4,537,599
FNMA, 4.903%, 06/01/35, (06/01/10) [7]	728,938	745,026
FNMA, 4.946%, 01/01/33, (12/01/09) [7]	123,819	126,535
FNMA, 4.968%, 01/01/36, (11/01/10) [7]	560,096	576,211
FNMA, 5.000%, 07/01/18 to 03/25/24 [9]	2,650,629	2,740,119
FNMA, 5.150%, 01/01/36, (12/01/10) [7]	236,709	244,188
FNMA, 5.304%, 06/01/37, (05/01/10) [7]	1,647,837	1,694,313
FNMA, 5.340%, 08/01/36, (05/01/11) [7]	1,104,353	1,139,819
FNMA, 5.357%, 02/01/37, (12/01/09) [7]	2,104,081	2,147,727
FNMA, 5.485%, 05/01/36, (05/01/11) [7]	749,563	776,507
FNMA, 5.500%, 01/01/21 to 12/01/18 [9]	2,693,349	2,812,105
FNMA, 5.624%, 10/01/36, (04/01/11) [7]	3,152,409	3,261,536
FNMA, 5.758%, 01/01/37, (01/01/12) [7,9]	3,958,508	4,111,497
FNMA, 5.871%, 09/01/37, (08/01/12) [7]	1,687,970	1,757,324
FNMA, 5.885%, 09/01/37, (09/01/12) [7]	1,811,879	1,886,607
FNMA, 5.984%, 11/01/37, (10/01/12) [7]	2,594,851	2,712,403
FNMA, 6.000%, 03/01/17 to 09/01/22 [9]	5,370,959	5,632,119
FNMA, 6.500%, 04/01/17 to 08/01/32 [9]	2,184,744	2,313,026
FNMA, 6.740%, 06/01/09	874,264	878,661
FNMA, 7.000%, 09/01/14	1,123,774	1,174,524
FNMA, 7.500%, 01/01/34 to 12/01/33	279,045	296,945
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	607,249	614,152
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	2,437,902	2,489,655
FNMA, Series 2008-22, Class KA, 5.500%, 06/25/21	1,253,972	1,268,653
FNMA, Series 2005-108, Class TA, 5.500%, 03/25/22	193,742	193,779
FNMA, Series 2005-16, Class LY, 5.500%, 09/25/25	979,448	992,146
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	4,535,948	4,640,489
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	3,399,258	3,484,065
FNMA, Series 2006-33, Class QA, 6.000%, 01/25/29	2,316,606	2,386,712
FNMA, Series 2005-115, Class OC, 6.000%, 10/25/33	1,474,472	1,516,478
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23	4,078,800	4,174,759
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.762%, 05/25/32, (04/27/09) [7]	617,413	522,771
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	873,136	906,424
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	133,627	141,185
FNMA Whole Loan, Series 2005-W2, Class A1, 0.722%, 05/25/35, (04/25/09) [7,9]	5,422,804	4,766,424
FNMA Whole Loan, Series 2003-W8, Class 3F1, 0.922%, 05/25/42, (04/25/09) [7,9]	2,086,851	1,970,257
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.922%, 07/25/44, (04/25/09) [7,9]	4,407,515	4,270,946
FNMA Whole Loan, Series 2004-W5, Class F1, 0.972%, 02/25/47, (04/25/09) [7]	1,042,988	1,014,209
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42 [9,10]	647,250	693,569
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	555,658	595,422
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42 [9]	1,108,617	1,187,953
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	35,613	38,161
Total Federal National Mortgage Association		98,093,090
Government National Mortgage Association - 6.8%
GNMA, 3.625%, 03/20/37, (04/01/10) [7]	918,011	908,133
GNMA, 3.750%, 10/20/34, (01/01/10) [7]	546,327	545,857
GNMA, 4.000%, 10/20/32, (01/01/10) [7]	374,864	375,549
GNMA, 4.125%, 10/20/17 to 11/20/27, (01/01/10) [7,9]	1,953,002	1,966,688
GNMA, 4.500%, 07/20/35 to 09/20/35, (10/01/09) [7,9]	4,617,543	4,605,768
GNMA, 4.625%, 07/20/18 to 09/20/35, (10/01/09) [7]	5,403,751	5,412,784

Managers Short Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association - 6.8% (continued)
GNMA, 4.750%, 01/20/32, (04/01/10) [7]	$183,012		$185,640
GNMA, 5.000%, 03/20/35, (04/01/10) [7]	137,209		139,255
GNMA, 5.000%, 06/20/35, (07/01/09) [7]	173,545		175,320
GNMA, 5.250%, 01/20/28, (04/01/10) [7]	93,004		94,953
GNMA, 5.375%, 03/20/21, (04/01/10) [7]	64,528		66,662
GNMA, 5.375%, 06/20/22 to 05/20/33, (07/01/09) [7]	1,126,500		1,147,784
GNMA, 5.375%, 03/20/23, (04/01/10) [7]	112,763		114,961
GNMA, 5.375%, 05/20/27, (07/01/09) [7,9]	614,721		626,510
GNMA, 5.500%, 01/20/34, (04/01/10) [7]	779,210		797,637
GNMA, 9.500%, 07/15/09 to 12/15/17	14,785		16,129
Total Government National Mortgage Association			17,179,630
Interest Only Strips - 0.7%
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	844,789		87,828
FHLMC IO Strip, 5.000%, 02/15/20 to 08/01/35	6,377,060		720,887
FHLMC IO Strip, 6.544%, 11/15/30, (04/15/09) [7]	284,426		14,435
FNMA IO Strip, 6.688%, 01/25/24, (04/25/09) [7]	103,605		9,331
FHLMC IO Strip, 7.500%, 10/01/27	53,547		9,237
FHLMC IO Strip, 8.000%, 06/01/31	12,374		2,193
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	6,856,181		783,012
FNMA IO Strip, 7.500%, 11/18/14	69,041		4,388
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	203,209		34,391
FNMA IO Strip, 9.000%, 12/15/16	45,209		7,162
Total Interest Only Strips			1,672,864
U.S. Treasury Notes - 0.3%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11	780,697		800,947
Total U.S. Government and Agency Obligations (cost $243,132,233)			243,280,272
Mortgage-Backed Securities and Interest Only Strips - 6.4%[1]
Mortgage-Backed Securities - 6.3%
Countrywide Home Loans, Inc., 1.022%, 02/25/35, (04/27/09) [7,9,13]	1,529,269		359,455
Deutsche Alt-A Securities, Inc., Mortgage Loan, 6.250%, 07/25/36 [10,13]	455,314		390,730
Fannie Mae Remic Trust, Series 2005-30, Class BU, 5.000%, 03/25/24	521,521		525,039
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	490,180		494,646
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,539,331		1,561,913
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.724%, 03/15/33 [9,10]	6,702,029	[2]	6,748,977
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,737,570		1,673,735
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,772,038		1,779,526
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.300%, 10/12/33 [10]	1,844,976		1,873,386
Salomon Brothers Mortgage Securities VII, Series 2000-C2, Class A2, 7.455%, 07/18/33	274,660		276,967
Washington Mutual, Class 2A3, Series 2005-AR2, 0.872%, 01/25/45, (04/25/09) [7,13]	937,255		339,741
Total Mortgage-Backed Securities			16,024,115
Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union, IO Strip, Series 2001-3, Class XC, 1.919%, 04/11/37 [3,10]	4,728,396		147,002
CS First Boston Mortgage Securities Corp., IO Strip, Series 1998-C1, Class AX, 1.043%, 05/17/40 [10]	681,758		31,513
CS First Boston Mortgage Securities Corp., IO Strip, Series 2001-CP4, Class AX, 1.511%, 12/15/35 [3,10]	1,389,262		32,300
GMAC, Series 1999-C1 IO Strip, Class X, 0.768%, 05/15/33 [10]	2,089,740		30,725
Total Mortgage-Backed Interest Only Strips			241,540
Total Mortgage-Backed Securities (cost $20,009,169)			16,265,655
Asset-Backed Securities - 0.9% [1]
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.842%, 11/25/35, (04/27/09) [7]	1,708,116		1,303,666
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.742%, 09/26/33, (04/27/09) [7]	18,464		11,612
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.802%, 03/25/33, (04/27/09) [7]	394,826		345,421
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.802%, 10/25/33, (04/27/09) [7]	155,591		135,890
FNMA Whole Loan, Series 2001-W2, Class AS5, 6.473%, 10/25/31 [11]	130,774		122,713
Structured Asset Investment Loan Trust, 1.062%, 12/25/34, (04/27/09) [7,9]	539,405		455,261
Total Asset-Backed Securities (cost $2,948,883)			2,374,563

Managers Short Duration Government Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Short-Term Investments - 14.6%
U.S. Government and Agency Discount Notes - 0.3% [5]
FHLMC Discount Notes, 2.989%, 09/08/09	$750,000	$748,967

	Shares
Other Investment Companies - 14.3% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [8]	456,005	456,005
BNY Institutional Cash Reserves Fund, Series B*[8,15]	15,506	1,861
BNY Institutional Cash Reserves Fund, Series C*[8,16]	42,215	42,215
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [17]	25,794,752	25,794,752
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [18]	10,018,437	10,018,437
Total Other Investment Companies		36,313,270
Total Short-Term Investments (cost $37,074,906)		37,062,237
Total Investments - 117.7% (cost $303,165,191)		298,982,727
Other Assets, less Liabilities - (17.7)%		(44,950,641)
Net Assets - 100.0%		$254,032,086

Managers High Yield Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 93.9%
Financials - 14.0%
AAC Group Holding Corp., 10.250%, 10/01/12 [3,11]	$140,000		$79,800
Aeroflex, Inc., Term Loan B1, 3.812%, 08/15/14, (04/17/09) [7]	11,178		7,210
Aeroflex, Inc., Term Loan B1, 4.500%, 08/15/14, (05/18/09) [7]	222,286		143,375
Arch Western Finance, LLC, 6.750%, 07/01/13	235,000		216,200
Claire’s Stores, Inc., Term Loan B, 3.942%, 05/29/14 (6/30/09) [7]	160,001		66,000
DJO Finance LLC, 10.875%, 11/15/14	130,000		97,175
Dresser, Inc., 2nd Lien Term Loan, 6.987%, 05/04/14, (05/18/09) [7]	195,000		83,525
First Data Corp., Term Loan B1, 3.268%, 09/24/14, (04/30/09) [7]	13,953		9,452
First Data Corp., Term Loan B2, 3.268%, 09/24/14, (04/30/09) [7]	3,423		2,317
First Data Corp., Term Loan B1, 3.271%, 09/24/14, (04/24/09) [7]	229,999		155,810
First Data Corp., Term Loan B2, 3.271%, 09/24/14, (04/24/09) [7]	56,425		38,189
Ford Motor Credit Company LLC, 2.664%, 01/15/10, (04/15/09) [7]	140,000		114,275
Ford Motor Credit Company LLC, 7.000%, 10/01/13	93,000		62,240
Ford Motor Credit Company LLC, 7.250%, 10/25/11	75,000		53,425
Ford Motor Credit Company LLC, 7.800%, 06/01/12	235,000		159,365
Ford Motor Credit Company LLC, 8.000%, 12/15/16	100,000		65,806
Freescale Semiconductor, Incremental Term Loan, 12.500%, 12/15/14, (06/01/09) [7]	97,408		40,607
GMAC LLC, 6.625%, 05/15/12 [3]	110,000		73,838
GMAC LLC, 6.750%, 12/01/14 [3]	17,000		9,889
GMAC LLC, 6.875%, 08/28/12 [3]	411,000		276,204
Harrah’s Operating Co., Inc., Term B-3 Loan, 3.518%, 01/28/15, (04/30/09) [7]	49,372		29,676
Harrah’s Operating Co., Inc., Term B-3 Loan, 4.159%, 01/28/15, (04/27/09) [7]	99,874		60,032
Harrah’s Operating Co., Inc., 10.750%, 02/01/16	375,000		73,125
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 04/01/15 [12]	225,000		26,438
Hawker Beechcraft Acquisition Co., LLC, 9.750%, 04/01/17	30,000		5,250
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	275,000		204,875
Host Hotels & Resorts, L.P., 6.875%, 11/01/14	50,000		38,750
Host Hotels & Resorts, L.P., 7.125%, 11/01/13	45,000	[2]	36,562
Ineos Group Holdings, Term B Loan, 7.501%, 12/14/13, (09/28/09) [7]	204,235		76,077
Ineos Group Holdings, Term C Loan, 8.001%, 12/14/14, (09/28/09) [7]	204,235		76,077
KAR Holdings, Inc., 8.750%, 05/01/14	140,000		74,900
Lyondell Chemical, New Money Dip Term Loan, 1.500%, 12/15/09, (04/03/09) [7]	13,370		13,269
Lyondell Chemical, Dutch Revolving Loan, 5.750%, 12/20/13, (05/01/09) [7]	1,805		434
Lyondell Chemical, Dutch A Term Loan, 5.750%, 12/22/14, (05/01/09) [7]	4,299		1,035
Lyondell Chemical, Primary Revolving Loan, 5.750%, 12/20/14, (05/01/09) [7]	6,767		1,628
Lyondell Chemical, Roll-Up Dip Term Loan, 5.940%, 12/15/09, (06/30/09) [7]	40,122		21,532
Lyondell Chemical, Term Loan A, 5.750%, 12/20/13, (05/01/09) [7]	12,894		3,103
Lyondell Chemical, Term Loan B1, 7.000%, 12/20/14, (05/01/09) [7]	22,482		5,410
Lyondell Chemical, Term Loan B2, 7.000%, 12/20/14, (05/01/09) [7]	22,482		5,410
Lyondell Chemical, Term Loan B3, 7.000%, 12/20/14, (05/01/09) [7]	22,482		5,410
Lyondell Chemical, German B1 Euro Term Loan, 7.000%, 12/22/14, (05/01/09) [7]	5,181		1,247
Lyondell Chemical, German B2 Euro Term Loan, 7.000%, 12/22/14, (05/01/09) [7]	5,181		1,247
Lyondell Chemical, German B3 Euro Term Loan, 7.000%, 12/22/14, (05/01/09) [7]	5,181		1,247
Lyondell Chemical, New Money Dip Term Loan, 13.000%, 12/15/09, (04/05/09) [7]	26,752		26,551
Neiman Marcus Group, Inc., The, Term Loan, 2.489%, 04/26/13, (05/06/09) [7]	36,538		21,232
Neiman Marcus Group, Inc., The, Term Loan, 3.276%, 04/26/13, (06/08/09) [7]	58,462		33,972
Nuveen Investments, Inc., 10.500%, 11/15/15 [3]	160,000		45,600
Petroplus Finance, Ltd., 6.750%, 05/01/14 [3]	175,000	[2]	130,375
Petroplus Finance, Ltd., 7.000%, 05/01/17 [3]	25,000		18,125
Sensata Technologies Finance Co., LLC, Term B Loan, 2.934%, 04/27/13, (04/29/09) [7]	323,797		139,879
Simmons Bedding Co., Term D Loan, 10.500%, 12/19/11, (04/30/09) [7]	85,000		65,875
Simmons Holding Co., Inc., Term Loan, 8.223%, 02/15/12, (08/17/09) [7]	125,642		2,848
Texas Competitive Electric Holdings Co. LLC, B2 Term Loan, 3.978%, 10/10/14, (03/31/09) [7]	1,580		1,048
Texas Competitive Electric Holdings, Term Loan B2, 4.033%, 10/10/14, (04/09/09) [7]	308,026		204,355
UCI Holdco, Inc., 12.491%, 12/15/13 [12]	135,164		11,489
Wind Acquisition PIK Loan, 8.392%, 12/21/11, (04/20/09) [7]	253,906		182,813
Total Financials			3,401,598

Managers High Yield Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 75.9%
ACCO Brands Corp., 7.625%, 08/15/15	$430,000		$88,150
Advanced Micro Devices, Inc., 7.750%, 11/01/12	75,000		40,031
Alliance Laundry Corp., 8.500%, 01/15/13	225,000		191,250
Ames True Temper, Inc., 5.094%, 01/15/12, (04/15/09) [7]	180,000		119,700
Ames True Temper, Inc., 10.000%, 07/15/12	85,000	[2]	42,925
Amkor Tech, Inc., 7.750%, 05/15/13	80,000		64,700
Anixter International, Inc. 10.000%, 03/15/14	90,000		83,925
ArvinMeritor, Inc., 8.750%, 03/01/12	140,000	[2]	51,100
Ashtead Capital, Inc., 9.000%, 08/15/16 [3]	270,000		155,250
Atlas Energy Resources LLC, 10.750%, 02/01/18 [3]	150,000		110,250
Baldor Electric Co., 8.625%, 02/15/17	165,000		131,588
Beazer Homes USA, Inc., 6.500%, 11/15/13	115,000	[2]	26,450
Biomet, Inc., 10.375%, 10/15/17 [12]	535,000		454,750
Boyd Gaming Corp., 7.125%, 02/01/16	125,000		68,125
CCH II LLC/CCH II Capital Corp., 10.250%, 10/01/13*[3,14]	123,000		107,625
CCO Holdings LLC, 8.750%, 11/15/13*[14]	365,000	[2]	306,600
Central Garden and Pet Co., 9.125%, 02/01/13	130,000		103,350
Chesapeake Energy Corp., 6.500%, 08/15/17	120,000		98,400
Chesapeake Energy Corp., 7.000%, 08/15/14	200,000		177,000
Chesapeake Energy Corp., 9.500%, 02/15/15	80,000		78,200
Chiquita Brands International, Inc., 8.875%, 12/01/15	125,000	[2]	94,375
Citizens Communications Co., 6.625%, 03/15/15	70,000		59,500
Claire’s Stores, Inc., 9.625%, 06/01/15 [12]	215,634		44,205
Community Health Systems, Inc., 8.875%, 07/15/15	245,000		232,750
Constellation Brands, Inc., 7.125%, 09/01/16	155,000		148,025
Cooper Companies, Inc., 7.125%, 02/15/15	120,000		108,900
Copano Energy LLC, 7.750%, 06/01/18 [3]	55,000		44,000
Cricket Communications I, 9.375%, 11/01/14	260,000		248,950
Crown Castle International Corp., 9.000%, 01/15/15	115,000		115,862
CSC Holdings Inc., 8.500%, 04/15/14 [3]	25,000		24,750
CSC Holdings Inc., 8.625%, 02/15/19 [3]	20,000		19,350
Denbury Resources, Inc., 7.500%, 04/01/13	145,000		131,950
Dex Media West LLC, 9.875%, 08/15/13	130,000		26,325
Dex Media, Inc., 8.000%, 11/15/13	125,000		16,250
Dex Media, Inc., 9.000%, 11/15/13 [11]	270,000		35,100
Digicel Group, Ltd., 8.875%, 01/15/15 [3]	100,000		65,000
Digicel Group, Ltd., 9.125%, 01/15/15 [3]	104,000		63,960
DirecTV Holdings LLC, 6.375%, 06/15/15	380,000		360,050
DirecTV Holdings 7.625%, 05/15/16	15,000		14,775
Dole Food Co., Inc., 13.875%, 03/15/14 [3]	55,000	[2]	53,762
Dynegy Holdings, Inc., 7.500%, 06/01/15	185,000		127,188
EchoStar Communications Corp., 7.125%, 02/01/16	445,000		400,500
EchoStar DBS Corp., 7.750%, 05/31/15	355,000		328,375
El Paso Corp., 7.000%, 06/15/17	55,000		47,117
El Paso Corp., 8.250%, 02/15/16	90,000		84,600
El Paso Natural Gas Co., 7.250%, 06/01/18	90,000		76,950
Fairpoint Communications, Inc., 13.125%, 04/01/18 [3]	190,000		37,050
First Data Corp., 9.880%, 09/24/15	250,000		147,500
Flextronics International, Ltd., 6.250%, 11/15/14	150,000	[2]	127,500
FMG Finance Property, Ltd., 10.625%, 09/01/16 [3]	180,000		152,100
Ford Motor Co., 6.500%, 08/01/18	295,000		87,025
Forest Oil Corp., 7.250%, 06/15/19 [3]	85,000		67,575
Forest Oil Corp., 7.750%, 05/01/14	40,000		35,700
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	125,000		119,825
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	80,000		74,906
General Cable Corp., 7.125%, 04/01/17	55,000		45,375
General Motors Corp., 7.125%, 07/15/13	300,000		44,250
General Motors Corp., 8.250%, 07/15/23	175,000	[2]	21,438
General Motors Corp., 8.375%, 07/15/33	235,000		29,375
Georgia-Pacific Corp., 7.000%, 01/15/15 [3]	115,000		108,100

Managers High Yield Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 75.9% (continued)
Georgia-Pacific Corp., 7.700%, 06/15/15	$225,000		$204,750
Goodyear Tire & Rubber Co., The, 8.625%, 12/01/11	83,000	[2]	69,305
Goodyear Tire & Rubber Co., The, 9.000%, 07/01/15	25,000	[2]	19,375
Graham Packaging Co., L.P., 8.500%, 10/15/12	70,000		54,075
Graham Packaging Co., L.P., 9.875%, 10/15/14	275,000		178,750
Hanesbrands, Inc., 5.697%, 12/15/14, (06/15/09) [7]	360,000		241,200
HCA, Inc., 9.625%, 11/15/16 [12]	930,000		744,000
Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 [3]	185,000		110,075
Hertz Corp., 8.875%, 01/01/14	265,000		161,981
Host Hotels & Resorts, L.P., 6.750%, 06/01/16	75,000		55,125
Huntsman International LLC, 7.875%, 11/15/14	155,000		64,325
Ineos Group Holdings PLC, 8.500%, 02/15/16 [3]	285,000		17,812
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		185,250
Intelsat Jackson Holdings, 9.500%, 06/15/16 [3]	190,000		179,550
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15 [3]	85,000		79,513
Interline Brands, Inc., 8.125%, 06/15/14	55,000		49,500
IPCS, Inc., 3.295%, 05/01/13, (05/01/09) [7]	90,000		67,950
IPCS, Inc., 8.161%, 05/01/14 [12]	230,000		141,450
Iron Mountain, Inc., 8.750%, 07/15/18	165,000	[2]	164,588
Jarden Corp., 7.500%, 05/01/17	240,000	[2]	194,400
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	195,000		54,600
L-3 Communications Corp., 5.875%, 01/15/15	110,000		102,575
L-3 Communications Corp., 6.375%, 10/15/15	50,000		47,375
Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	50,000		31,761
Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	90,000		66,500
MarkWest Energy Partners LP, 8.750%, 04/15/18	210,000		147,525
MetroPCS Wireless, Inc., 9.250%, 11/01/14	235,000		229,125
MGM Mirage, 6.750%, 04/01/13	405,000	[2]	143,775
MGM Mirage, 6.875%, 04/01/16	155,000		53,475
MGM Mirage, 7.500%, 06/01/16	175,000	[2]	62,125
Nalco Company, 8.875%, 11/15/13	130,000	[2]	125,450
Newell Rubbermaid, Inc., 10.600%, 04/15/19	30,000		30,330
Newfield Exploration Co., 6.625%, 04/15/16	175,000		157,500
Noranda Aluminium Acquisition Co., 6.595%, 05/15/15 [12]	195,000		61,425
Nordic Telephone Co., 8.875%, 05/01/16 [3]	190,000		178,600
NXP B.V., 7.875%, 10/15/14	180,000		42,750
Open Solutions, Inc., 9.750%, 02/01/15 [3]	380,000		59,375
OPTI Canada, Inc., 7.875%, 12/15/14	30,000		13,275
OPTI Canada, Inc., 8.250%, 12/15/14	120,000		54,300
Packaging Dynamics, Inc., 10.000%, 05/11/16 [3]	160,000		68,400
Paetec Holding Corp., 9.500%, 07/15/15	200,000		141,000
Petrohawk Energy Corp., 7.875%, 06/01/15 [3]	175,000		154,875
Petrohawk Energy Corp., 9.125%, 07/15/13	75,000		72,375
PolyOne Corp., 8.875%, 05/01/12	350,000		154,000
Quebecor Media, Inc., 7.750%, 03/15/16	270,000		206,550
Quebecor World, Inc., 8.750%, 03/15/16*[3,14]	165,000		6,600
Quicksilver Resources, Inc., 7.750%, 08/01/15	160,000		104,000
Qwest Communications International, Inc., 7.500%, 02/15/14	70,000		60,900
Qwest Corp., 7.500%, 10/01/14	105,000		96,075
Qwest Corp., 8.875%, 03/15/12	215,000		213,388
RBS Global & Rexnord Corp., 8.875%, 09/01/16	240,000		181,200
Reichhold Industries, Inc., 9.000%, 08/15/14 [3]	190,000		80,750
Rental Service Corp., 9.500%, 12/01/14	255,000		126,225
RH Donnelley, Inc., 11.750%, 05/15/15 [3]	71,000		9,585
Rite Aid Corp., 7.500%, 03/01/17	50,000		26,000
Rite Aid Corp., 9.500%, 06/15/17	150,000		35,250
Royal Caribbean Cruises, Ltd., 6.875%, 12/01/13	115,000		62,675
Royal Caribbean Cruises, Ltd., 7.000%, 06/15/13	110,000		62,288
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	105,000		49,875

Managers High Yield Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 75.9% (continued)
Sally Holdings LLC, 9.250%, 11/15/14	$160,000	[2]	$152,400
Sally Holdings LLC, 10.500%, 11/15/16	30,000		26,400
SandRidge Energy, Inc., 8.000%, 06/01/18 [3]	110,000		81,400
Sealy Mattress Co., 8.250%, 06/15/04	455,000		169,488
Sensata Technologies, B.V., 8.000%, 05/01/14	380,000		115,900
Service Corp. International, 6.750%, 04/01/15	225,000		199,125
Simmons Co., 7.875%, 01/15/14*[14]	380,000		60,800
Simmons Co., 10.000%, 12/15/14 [11]	559,000		8,385
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12*[14]	230,000		30,188
Spectrum Brands, Inc., 7.375%, 02/01/15*[14]	205,000		52,275
Sprint Capital Corp., 6.900%, 05/01/19	555,000		394,050
Sprint Capital Corp., 8.750%, 03/15/32	75,000		50,625
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	160,000		105,758
Starwood Hotels & Resorts, 7.875%, 05/01/12	100,000		85,555
Steel Dynamics, Inc., 7.750%, 04/15/16 [3]	70,000		48,300
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 [3]	225,000		150,750
Sun Media Corp., 7.625%, 02/15/13	115,000		66,125
Sungard Data Systems, Inc., 10.250%, 08/15/15	470,000		331,350
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 [3,12]	135,000		78,975
Tenet Healthcare Corp., 9.250%, 01/01/15	290,000	[2]	224,750
Tenneco Automotive, Inc., 8.625%, 11/15/14	55,000		10,450
Tenneco, Inc., 8.125%, 11/15/15	265,000		54,325
Tennessee Gas Pipeline Co., 8.000%, 02/01/16 [3]	175,000		175,875
Terex Corp., 8.000%, 11/15/17	290,000		236,350
Tesoro Corp., 6.625%, 11/01/15	150,000		119,250
TGT Pipeline LLC, 5.200%, 06/01/18	185,000		142,074
The Neiman Marcus Group, Inc., 9.000%, 10/15/15	290,000		94,612
Time Warner Cable, Inc., 8.250%, 04/01/19	30,000		30,881
Titan International, Inc., 8.000%, 01/15/12	200,000		157,000
Travelport LLC, 5.886%, 09/01/14, (06/01/09) [7]	80,000		26,000
Travelport LLC, 9.875%, 09/01/14	100,000		40,000
Travelport LLC, 11.875%, 09/01/16	110,000		33,000
TRW Automotive, Inc., 7.000%, 03/15/14 [3]	150,000		63,750
TRW Automotive, Inc., 7.250%, 03/15/17 [3]	150,000		63,000
United Components, Inc., 9.375%, 06/15/13	60,000		23,700
United Rentals, Inc., 6.500%, 02/15/12	55,000		44,275
United Surgical Partners International, Inc., 8.875%, 05/01/17	55,000		42,900
United Surgical Partners International, Inc., 9.250%, 05/01/17 [12]	185,000		128,575
Vail Resorts, Inc., 6.750%, 02/15/14	255,000		220,575
Vedanta Resources PLC, 9.500%, 07/18/18 [3]	120,000		76,200
Venoco, Inc., 8.750%, 12/15/11	190,000		104,500
Videotron, Ltd., 6.875%, 01/15/14	123,000	[2]	116,850
Visant Holding Corp., 10.250%, 12/01/13 [11]	380,000		355,300
Vitro, S.A.B. de C.V., 9.125%, 02/01/17*[14]	405,000		94,668
West Corp., 9.500%, 10/15/14	150,000		105,188
Wind Acquisition Finance, S.A., 10.750%, 12/01/15 [3]	75,000		74,625
Windstream Corp., 8.125%, 08/01/13	60,000		59,400
Windstream Corp., 8.625%, 08/01/16	165,000		162,937
Total Industrials			18,415,342
Utilities - 4.0%
AES Corp., The, 8.000%, 10/15/17	35,000		30,188
AES Corp., The, 9.750%, 04/15/16 [3]	165,000		155,925
Edison Mission Energy, 7.000%, 05/15/17	160,000		117,600
Energy Future Holdings Corp., 10.875%, 11/01/17	275,000		178,750
Energy Future Holdings Corp., 11.250%, 11/01/17 [12]	95,000		40,612
Mirant North America LLC, 7.375%, 12/31/13	90,000		81,900

Managers High Yield Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Utilities - 4.0% (continued)
NRG Energy, Inc., 7.250%, 02/01/14	$145,000		$136,662
NRG Energy, Inc., 7.375%, 02/01/16	80,000		74,600
NRG Energy, Inc., 7.375%, 01/15/17	20,000		18,650
Texas Competitive Electric Holdings, Term Loan B2, 4.018%, 10/10/14, (04/30/09) [7]	2,369		1,573
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	265,000	[2]	133,825
Total Utilities			970,285
Total Corporate Bonds (cost $34,624,509)			22,787,225
	Shares
Common Stocks - 0.4%
Information Technology - 0.2%
Flextronics International, Ltd.*	13,000		37,570
Materials - 0.2%
Huntsman Corp.	12,603		39,448
Total Common Stocks (cost $216,202)			77,018
Preferred Stock - 0.1%
Preferred Blocker, Inc., 9.000% (cost $147,000) [3]	147		29,276
Other Investment Companies - 13.8% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [8]	2,314,025		2,314,025
BNY Institutional Cash Reserves Fund, Series B*[8,15]	87,750		10,530
BNY Institutional Cash Reserves Fund, Series C*[8,16]	70,194		70,194
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [17]	963,908		963,908
Total Other Investment Companies (cost $3,435,877)			3,358,657
Total Investments - 108.2% (cost $38,423,588)			26,252,176
Other Assets, less Liabilities - (8.2)%			(1,985,575)
Net Assets - 100.0%			$24,266,601

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 66.6%
Financials - 13.4%
American General Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		$2,770,000	[2]	$971,932
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		126,147
Barclays Capital Corp., 4.160%, 02/22/10 [3]		6,000,000		170,494
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000		400,700
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000		23,210
Bear Stearns Companies, Inc., The, 6.400%, 10/02/17		65,000		63,363
Caterpillar Financial Services Corp., 6.125%, 02/17/14		645,000		627,022
CIGNA Corp., 6.150%, 11/15/36		240,000		168,989
CIT Group, Inc., 7.625%, 11/30/12		1,043,000		768,243
CIT Group, Inc., 12.000%, 12/18/18 [3]		1,604,000		932,453
Colonial Realty, L.P., 4.800%, 04/01/11		625,000		544,103
Colonial Realty, L.P., 5.500%, 10/01/15		190,000		114,121
Duke Realty, L.P., 5.950%, 02/15/17		35,000		20,960
Equity One, Inc., 3.875%, 04/15/09		150,000		149,663
ERAC USA Finance Co., 6.375%, 10/15/17 [3]		240,000		154,761
ERAC USA Finance Co., 6.700%, 06/01/34 [3]		65,000		36,468
ERAC USA Finance Co., 7.000%, 10/15/37 [3]		925,000		539,528
ERP Operating, L.P., 5.125%, 03/15/16		15,000		11,852
ERP Operating, L.P., 5.750%, 06/15/17		70,000		55,488
Ford Motor Credit Company LLC, 5.700%, 01/15/10		15,000		12,851
Ford Motor Credit Company LLC, 7.000%, 10/01/13		135,000		90,348
Ford Motor Credit Company LLC, 9.750%, 09/15/10		309,000		254,275
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		169,623
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		18,577
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		230,977
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		282,236
iStar Financial, Inc., 1.708%, 10/01/12, (07/01/09) [7]		325,000		99,938
Kinder Morgan Finance Co., 5.150%, 03/01/15		75,000		63,375
Kinder Morgan Finance Co., 5.700%, 01/05/16		165,000		139,425
Lehman Brothers Holdings, Inc., 6.875%, 07/17/37 [14]		885,000		88
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		361,928
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000		582,085
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		730,000		485,688
Marsh & McLennan Companies, Inc., 9.250%, 04/15/19		435,000		444,163
MBIA Insurance Corp., 01/15/33 [3,10]		25,000		7,754
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		2,900,000		1,444,311
Morgan Stanley, 4.750%, 04/01/14		540,000		441,960
Morgan Stanley, 5.550%, 04/27/17		520,000		463,445
Morgan Stanley, 5.950%, 12/28/17		100,000		90,990
Morgan Stanley, 6.625%, 04/01/18		160,000		152,814
Morgan Stanley, 6.750%, 04/15/11		65,000		65,081
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 [3]		620,000		433,515
National City Bank of Indiana, 4.250%, 07/01/18		395,000		312,667
ProLogis Trust, 5.625%, 11/15/15		15,000		7,655
ProLogis Trust, 5.750%, 04/01/16		15,000		8,254
Simon Property Group, L.P., 5.875%, 03/01/17		40,000		30,900
Simon Property Group, L.P., 10.350%, 04/01/19		385,000		374,742
SLM Corp., 8.450%, 06/15/18		845,000		456,983
Sovereign Bank, 5.125%, 03/15/13		335,000		284,075
Toll Brothers Finance Corp., 5.150%, 05/15/15		555,000		468,730
Travelers Cos., Inc., 6.250%, 06/15/37		755,000		692,973
Travelers Property Casualty Corp., 6.375%, 03/15/33		330,000		308,559
XL Capital (Europe) PLC, 6.500%, 01/15/12		105,000		76,461
Total Financials				15,236,943

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 43.4%
Alltel Corp., 7.875%, 07/01/32	$210,000		$214,024
Anadarko Petroleum Corp., 5.950%, 09/15/16	450,000		388,134
Anadarko Petroleum Corp., 6.450%, 09/15/36	395,000		276,799
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33	330,000		255,755
Anheuser-Busch Companies, Inc., 6.450%, 09/01/37	420,000		349,569
Apache Corp., 6.000%, 01/15/37	630,000		609,689
AstraZeneca PLC, 6.450%, 09/15/37	905,000		941,852
AT&T Corp., 6.500%, 03/15/29	775,000		681,288
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		340,832
AT&T, Inc., 6.150%, 09/15/34	840,000		738,146
AT&T, Inc., 6.700%, 11/15/13	855,000		914,093
Avnet, Inc., 6.000%, 09/01/15	720,000		593,201
Avnet, Inc., 6.625%, 09/15/16	140,000		116,770
BellSouth Corp., 6.000%, 11/15/34	280,000		251,573
BellSouth Corp., 6.550%, 06/15/34	55,000		51,193
Bowater, Inc., 6.500%, 06/15/13*[14]	40,000		3,800
Camden Property Trust, 5.700%, 05/15/17	255,000		192,990
Canadian Pacific Railway Co., 5.950%, 05/15/37	410,000		286,902
Cardinal Health, Inc., 4.000%, 06/15/15	320,000	[2]	270,627
Charter Communications Operating LLC, 8.000%, 04/30/12*[3,14]	245,000		225,400
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13	715,000		488,969
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13	265,000		271,560
Comcast Corp., 5.650%, 06/15/35	505,000		401,118
Comcast Corp., 6.450%, 03/15/37	795,000		696,624
Comcast Corp., 6.500%, 11/15/35	460,000		407,498
Continental Airlines, Inc., 5.983%, 04/19/22	85,000		62,900
Continental Airlines, Inc., Series B, 6.903%, 04/19/22	94,000		51,230
Corning, Inc., 6.850%, 03/01/29	600,000		453,983
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000		299,693
Covidien International Finance, S.A., 6.550%, 10/15/37	300,000		296,365
CSX Corp., 6.000%, 10/01/36	570,000		401,433
Cummins Engine Co., Inc., 6.750%, 02/15/27	153,000		106,691
D.R. Horton, Inc., 5.250%, 02/15/15	420,000		323,925
Delta Air Lines, Inc., 8.021%, 08/10/22	739,610		445,615
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	245,000		166,600
DP World, Ltd., 6.850%, 07/02/37 [3]	1,420,000		681,829
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000		806,682
El Paso Corp., 6.950%, 06/01/28	165,000		114,612
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000		58,081
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000		108,102
Equifax, Inc., 7.000%, 07/01/37	280,000		199,363
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000		1,529,244
Federated Retail Holdings, Inc., 6.375%, 03/15/37	820,000		457,640
General Motors Corp., 8.250%, 07/15/23	35,000	[2]	4,288
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000		49,000
HCA, Inc., 6.250%, 02/15/13	5,000		3,775
HCA, Inc., 6.375%, 01/15/15	5,000		3,300
HCA, Inc., 6.750%, 07/15/13	5,000		3,762
HCA, Inc., 7.050%, 12/01/27	750,000		368,135
HCA, Inc., 7.190%, 11/15/15	5,000		3,403
HCA, Inc., 7.500%, 12/15/23	5,000		2,674
HCA, Inc., 7.500%, 11/06/33	75,000		37,875
HCA, Inc., 7.690%, 06/15/25	315,000		165,629
HCA, Inc., 7.750%, 07/15/36	5,000		2,554
HCA, Inc., 8.360%, 04/15/24	40,000		22,629
HCA, Inc., 8.750%, 09/01/10	625,000		625,000

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Industrials - 43.4% (continued)
Home Depot, Inc., The, 5.875%, 12/16/36	$1,035,000	$735,012
International Paper Co., 4.000%, 04/01/10	300,000	285,518
International Paper Co., 5.500%, 01/15/14	635,000	504,502
Intuit, Inc., 5.750%, 03/15/17	210,000	183,158
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	17,609
J.C. Penney Co., Inc., 6.375%, 10/15/36	580,000	363,458
J.C. Penney Co., Inc., 7.400%, 04/01/37	20,000	12,729
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000	15,888
Johnson & Johnson, 5.950%, 08/15/37	810,000	858,966
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	2,335,000	2,129,476
KLA Instruments Corp., 6.900%, 05/01/18	1,135,000	898,575
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	1,090,000	1,060,624
Kraft Foods, Inc., 6.500%, 11/01/31	310,000	288,381
Kroger Co., 7.000%, 05/01/18	460,000	486,368
Lennar Corp., 5.600%, 05/31/15	400,000	287,000
Lennar Corp., 6.500%, 04/15/16	280,000	203,000
Liberty Media Corp., 5.700%, 05/15/13	190,000	141,995
Lubrizol Corp., 6.500%, 10/01/34	880,000	673,798
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000	40,981
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000	15,161
Marks & Spencer Group PLC, 7.125%, 12/01/37 [3]	300,000	175,714
Masco Corp., 5.850%, 03/15/17	350,000	219,229
Medco Health Solutions, Inc., 7.125%, 03/15/18	1,260,000	1,252,546
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000	435,710
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [13]	200,000	110,000
Motorola, Inc., 5.220% 10/01/97	40,000	16,130
Motorola, Inc., 6.500%, 09/01/25	15,000	9,545
Motorola, Inc., 6.500%, 11/15/28	70,000	44,445
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000	88,864
News America, Inc., 6.200%, 12/15/34	350,000	252,444
News America, Inc., 6.400%, 12/15/35	425,000	315,698
News America, Inc., 7.280%, 06/30/28	225,000	187,324
News America, Inc., 7.625%, 11/30/28	460,000	396,768
Nextel Communications, Inc., 5.950%, 03/15/14	710,000	397,600
Nextel Communications, Inc., 6.875%, 10/31/13	5,000	2,875
Nextel Communications, Inc., 7.375%, 08/01/15	20,000	10,700
NGPL Pipeline LLC, 7.768%, 12/15/37 [3]	940,000	821,846
Northwest Airlines, Inc., 8.028%, 11/01/17	475,000	275,500
Owens & Minor, Inc., 6.350%, 04/15/16 [13]	125,000	112,569
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000	1,895,561
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000	777,975
Pulte Homes, Inc., 6.375%, 05/15/33	465,000	285,975
Pulte Homes, Inc., Senior Notes, 5.200%, 02/15/15	405,000	322,481
Qantas Airways, Ltd., 6.050%, 04/15/16 [3]	1,500,000	1,272,254
Questar Market Resources, Inc., 6.800%, 04/01/18	1,365,000	1,223,807
Qwest Corp., 6.875%, 09/15/33	20,000	13,200
Safeway, Inc., 6.350%, 08/15/17	400,000	410,588
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 [3]	570,000	548,329
Simon Property Group, L.P., 5.750%, 12/01/15	30,000	23,192
Sprint Capital Corp., 6.875%, 11/15/28	30,000	18,450
Sprint Capital Corp., 6.900%, 05/01/19	15,000	10,650
Sprint Capital Corp., 8.750%, 03/15/32	5,000	3,375
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000	27,362
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000	76,702
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	375,406
Telefonica Emisiones SAU, 7.045%, 06/20/36	1,475,000	1,520,250
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	240,000	205,358

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials - 43.4% (continued)
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	$255,000		$233,335
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		357,105
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000		1,410,413
Time Warner, Inc., 6.625%, 05/15/29	270,000		228,522
Time Warner, Inc., 6.950%, 01/15/28	120,000		106,304
Time Warner, Inc., 7.625%, 04/15/31	80,000		71,660
Time Warner, Inc., 7.700%, 05/01/32	685,000		617,534
Toro Co., The, 6.625%, 05/01/37 [13]	365,000		278,410
Union Pacific Corp., 5.375%, 06/01/33	50,000		39,905
V.F. Corp., 6.450%, 11/01/37	412,000		356,808
Verizon Global Funding Corp., 5.850%, 09/15/35	1,095,000		933,195
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000		204,952
Verizon New England, Inc., 4.750%,10/01/13	300,000		285,722
Verizon New England, Inc., 6.500%, 09/15/11	530,000		549,547
Verizon New York, Inc., Series B, 7.375%, 04/01/32	195,000		181,407
Viacom, Inc., 6.875%, 04/30/36	470,000		343,775
Vondafone Group PLC, 6.150%, 02/27/37	650,000		614,844
Walt Disney Co., The, 7.000%, 03/01/32	190,000	[2]	216,213
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23	65,000		62,969
Western Union Co., 6.200%, 11/17/36	635,000		508,714
Weyerhaeuser Co., 6.875%, 12/15/33	645,000		396,881
XTO Energy, Inc., 6.750%, 08/01/37	300,000		273,848
Total Industrials			49,435,102
Utilities - 9.8%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 [3]	1,040,000		993,435
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000		1,130,324
Bruce Mansfield Unit 12, 6.850%, 06/01/34 [13]	285,000		221,735
CILCORP, Inc., 8.700%, 10/15/09	315,000		334,688
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	715,000		552,864
Commonwealth Edison Co., 4.700%, 04/15/15	510,000		466,891
Commonwealth Edison Co., 5.875%, 02/01/33	620,000		512,088
Dominion Resources, Inc., 5.950%, 06/15/35	90,000		76,394
Empresa Nacional de Electricidad, 7.875%, 02/01/27	900,000		927,364
Illinois Power Co., 6.250%, 04/01/18	1,370,000		1,254,301
ITC Holdings Corp., 5.875%, 09/30/16 [3]	225,000		212,170
ITC Holdings Corp., 6.375%, 09/30/36 [3]	300,000		253,501
Methanex Corp., 6.000%, 08/15/15	320,000		217,853
MidAmerican Energy Holdings Co., 6.500%, 09/15/37	340,000		315,392
NiSource Finance Corp., 6.400%, 03/15/18	1,645,000		1,333,188
NiSource Finance Corp., 6.800%, 01/15/19	900,000		724,462
Pacific Gas and Electric Co., 6.050%, 03/01/34	500,000		490,824
Southwestern Electric Power Co., 6.450%, 01/15/19	1,225,000		1,135,892
Total Utilities			11,153,366
Total Corporate Bonds (cost $91,318,996)			75,825,411

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
U.S. Government and Agency Obligations - 10.8%
U.S. Treasury Notes, 4.500%, 09/30/11		$750,000	$815,626
U.S. Treasury Notes, 4.750%, 05/15/14		835,000	964,426
U.S. Treasury Notes, 4.875%, 05/31/09		9,940,000	10,018,823
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		502,722	518,904
Total U.S. Government and Agency Obligations (cost $12,033,286)			12,317,779
Foreign Government Obligations - 6.0%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000	297,446
Canadian Government, 3.750%, 06/01/12	CAD	135,000	114,957
Canadian Government, 4.250%, 09/01/09	CAD	1,000,000	805,631
Canadian Government, 5.250%, 06/01/12	CAD	390,000	346,453
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000	1,976,844
International Bank for Reconstruction & Development, 9.500%, 05/27/10	ISK	3,300,000	27,001
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000	642,329
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000	245,838
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000	906,629
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000	190,163
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000	731,402
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000	485,010
Total Foreign Government Obligations (cost $7,959,554)			6,769,703
Municipal Bonds - 1.8%
Alabama Public School & College Authority, Capital Improvement Bond, 4.500%, 12/01/26		30,000	28,935
Buckeye Ohio Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [13]		250,000	137,035
Chicago Illinois Board of Education, Dedicated-Series B, 4.750%, 12/01/31 (FSA Insured)		50,000	45,290
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38 (FSA Insured)		15,000	13,098
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		60,000	61,303
District of Columbia, Series A, 4.750%, 06/01/36 (MBIA Insured)		30,000	26,781
Eufaula Alabama, Series C, 4.000%, 08/15/12 (AMBAC Insured)		285,000	283,860
Florida State Turnpike Authority, Revenue Bond, Department of Transportation, Series A, 3.500%, 07/01/27 (MBIA Insured)		30,000	23,091
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/26 (FSA Insured)		20,000	16,463
Green Bay Wisconsin, Water System Revenue Refunding Bonds, 3.500%, 11/01/29 (FSA Insured)		20,000	15,460
Grosse Pointe Michigan Public School System, 3.000%, 05/01/27 (MBIA Insured)		15,000	11,060
Harris County Texas, Road Bonds, Series B, 4.500%, 10/01/31		85,000	78,813
JEA Florida Water & Sewer System Revenue Bond, Series B, 4.750%, 10/01/41 (MBIA Insured)		45,000	39,100
Louisianna State, Series C, 3.250%, 05/01/26 (FSA Insured)		30,000	21,384
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Bond, Series A, 4.750%, 08/15/32 (AMBAC Insured)		30,000	28,069
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34 [13]		395,000	230,581
Omaha Nebraska Public Power District Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34 (MBIA Insured)		70,000	62,775
San Diego California Unified School District, Refunding Bonds, Election 1998, Series F-1, 4.500%, 07/01/29 (FSA Insured)		30,000	27,102
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28 (MBIA Insured)		35,000	23,961
San Jose California Redevelopment Agency, 3.750%, 08/01/28 (BHAC Insured)		15,000	10,701
State of California, 4.500%, 08/01/27 (AMBAC Insured)		45,000	38,191
State of California, 4.500%, 10/01/29		130,000	107,757
State of California, 4.500%, 08/01/30 (AMBAC Insured)		35,000	28,758
State of California, 4.500%, 08/01/30		30,000	24,650
State of California, Variable Purpose Bond, 3.250%, 12/01/27 (MBIA Insured)		25,000	16,748
State of California, Variable Purpose Bond, 4.500%, 12/01/33 (MBIA Insured)		110,000	87,470
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46 [13]		1,075,000	529,340
University of California Regents Medical Center, Series A, 4.750%, 05/15/31 (MBIA Insured)		10,000	8,903
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35		10,000	9,025
Total Municipal Bonds (cost $2,891,032)			2,035,704

Managers Fixed Income Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities - 2.4%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11, (04/20/09) [3,7]	$385,000	$284,022
Capital One Auto Finance Trust 2006-C A4, 0.586%, 05/15/13, (04/15/09) [7]	735,000	539,644
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34 [10]	258,319	203,070
Chase Issuance Trust, Series 2007-B1, Class B1, 0.806%, 04/15/19, (04/15/09) [7]	845,000	322,284
Chase Issuance Trust, Series 2005-C1, Class C1, 0.926%, 11/15/12, (04/15/09) [7]	56,000	48,280
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	780,000	559,404
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	15,956	16,046
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 [11]	245,035	134,750
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.736%, 12/17/12, (04/15/09) [7]	535,000	464,714
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	162,312
Total Asset-Backed Securities (cost $3,714,596)		2,734,526
Mortgage-Backed Securities - 1.1%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [10]	300,000	196,921
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	307,899	276,850
JP Morgan Chase Commercial Mortgate Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000	74,682
JP Morgan Chase Commercial Mortgage, Series 2007-LD11, Class A4, 5.819%, 06/15/49 [10]	220,000	152,010
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000	319,877
Morgan Stanley Dean Witter Capital, Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	203,735	205,181
Total Mortgage-Backed Securities (cost $1,170,620)		1,225,521

	Shares
Preferred Stocks - 0.3%
CIT Group, Inc., 6.350%*	5,365	34,121
FHLMC, Series F, 5.000%*	750	675
FHLMC, Series V, 5.570%*	11,750	4,465
FHLMC, Series W, 5.660%*	3,450	1,380
FHLMC, Series R, 5.700%*	1,200	996
FHLMC, Series K, 5.790%*	2,250	1,732
FHLMC, Series O, 5.810%*	750	585
FHLMC, Series U, 5.900%*	1,700	697
FHLMC, Series P, 6.000%*	1,000	890
FHLMC, Series T, 6.420%*	700	560
FHLMC, Series Y, 6.550%*	3,300	1,353
FHLMC, Series Z, 8.375%*	29,524	13,581
FNMA, Series M, 4.750%*	1,500	1,095
FNMA, Series L, 5.125%*	550	380
FNMA, Series I, 5.375%*	1,050	1,502
FNMA, Series H, 5.810%*	450	518
FNMA, Series Q, 6.750%*	700	350
FNMA, Series S, 8.250%*	52,775	37,470
Lehman Brothers Holdings, Inc., 7.950%*[13]	230	1
Lehman Brothers Holdings, Inc., Series P, 7.250%*[13]	385	285
Newell Financial Trust I, 5.250%	13,455	253,122
Total Preferred Stocks (cost $3,243,453)		355,758
Other Investment Companies - 9.8% [4]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [8]	481,005	481,005
BNY Institutional Cash Reserves Fund, Series B*[8,15]	247,573	29,709
BNY Institutional Cash Reserves Fund, Series C*[8,16]	96,363	96,363
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [17]	9,026,342	9,026,342
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [18]	1,514,734	1,514,734
Total Other Investment Companies (cost $11,366,017)		11,148,153
Total Investments - 98.8% (cost $133,697,554)		112,412,555
Other Assets, less Liabilities - 1.2%		1,400,957
Net Assets - 100.0%		$113,813,512

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap Fund	$41,242,285	$870,078	$(10,934,669)	$(10,064,591)
Managers AMG Chicago Equity Partners Balanced Fund	21,888,274	383,862	(2,762,568)	(2,378,706)
Managers High Yield Fund	38,465,157	168,995	(12,381,976)	(12,212,981)
Managers Fixed Income Fund	133,805,185	1,070,442	(22,463,072)	(21,392,630)
Managers Short Duration Government Fund	303,165,191	2,844,409	(7,026,873)	(4,182,464)
Managers Intermediate Duration Government Fund	275,653,434	6,366,938	(9,065,214)	(2,698,276)

*	Non-income producing security
#	Rounds to less than 0.1%
[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 2009.

[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap Fund	$3,320,719	11.9%
Managers AMG Chicago Equity Partners Balanced Fund	251,739	1.3%
Managers High Yield Fund	2,322,793	9.6%
Managers Fixed Income Fund	784,110	0.7%
Managers Short Duration Government Fund	548,936	0.2%

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$3,585,815	14.8%
Managers Fixed Income Fund	7,743,473	6.8%
Managers Short Duration Government Fund	179,302	0.1%
Managers Intermediate Duration Government Fund	900,970	0.5%

[4]	Yield shown for an investment company represents the March 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Indicates yield to maturity at March 31, 2009.
[6]	Security pledged to cover margin requirements for open futures positions at March 31, 2009.
[7]	Floating Rate Security. The rate listed is as of March 31, 2009. Date in parenthesis represents the security’s next coupon rate reset.
[8]	Collateral received from brokers for securities lending was invested in this short-term investment.
[9]	All or part of security has been segregated for delayed delivery transactions.
[10]	Variable Rate Security. The rate listed is as of March 31, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[12]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[13]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent.

Fund	Market Value	% of Net Assets
Managers Fixed Income	$1,507,101	1.3%
Managers Short Duration Government Fund	1,089,926	0.4%
Managers Intermediate Duration Government Fund	11,556,431	6.6%

[14]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[15]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[16]

On October 6, 2008, The BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[17]	Under the U.S. Treasury Temporary Money Market Guarantee Program, the maximum amount covered for each Fund’s investment in the Dreyfus Cash Management Fund is:

Fund	Market Value
Managers AMG Chicago Equity Partners Mid-Cap Fund	$669,850
Managers AMG Chicago Equity Partners Balanced Fund	1,690,163
Managers High Yield Fund	535,122
Managers Fixed Income Fund	6,475,984
Managers Short Duration Government Fund	3,259,504
Managers Intermediate Duration Government Fund	6,150,779

[18]	Under the U.S. Treasury Temporary Money Market Guarantee Program, the maximum amount covered for each Fund’s investment in the JPMorgan Liquid Assets Money Market Fund is:

Fund	Market Value
Managers Fixed Income	$1,550,100
Managers Short Duration Government Fund	14,486,001
Managers Intermediate Duration Government Fund	8,258,106

Securities Transacted on a When Issued Basis

Each Fund may enter into TBA purchase commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at March 31, 2009 were as follows:

Fund	Principal/Share Amount	Security	Current Liability
Managers Intermediate Duration Government Fund	$8,000,000	FNMA, 5.000%, TBA	$8,255,000
	1,000,000	FNCL, 6.500%, TBA	1,053,125
	7,000,000	FGLMC, 5.000%, TBA	7,218,750
	8,000,000	FGLMC, 5.500%, TBA	8,300,000
	1,000,000	FGLMC, 6.500%, TBA	1,054,062
Totals			$25,880,937

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

	Investments in Securities	Other Financial Instruments*
Managers AMG Chicago Equity Partners Mid-Cap Fund
Level 1 - Quoted Prices	$31,158,527	—
Level 2 - Other Significant Observable Inputs	19,167	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$31,177,694	—

Managers AMG Chicago Equity Partners Balanced Fund
Level 1 - Quoted Prices	$13,497,942	—
Level 2 - Other Significant Observable Inputs	6,011,626	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$19,509,568	—

Managers High Yield Fund
Level 1 - Quoted Prices	$3,454,421	—
Level 2 - Other Significant Observable Inputs	22,797,755	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$26,252,176	—

Managers Fixed Income Fund
Level 1 - Quoted Prices	$11,474,203	—
Level 2 - Other Significant Observable Inputs	100,938,352	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$112,412,555	—

Managers Short Duration Government Fund
Level 1 - Quoted Prices	$36,311,409	$(1,226,664)
Level 2 - Other Significant Observable Inputs	262,671,318	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$298,982,727	$(1,226,664)

Managers Intermediate Duration Government Fund
Level 1 - Quoted Prices	$17,721,482	$313,743
Level 2 - Other Significant Observable Inputs	255,233,676	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$272,955,158	$313,743

*

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Futures Contracts (Short & Intermediate Duration Funds)

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of March 31, 2009:

Short Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2009 amounted to $748,967.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	241	Long	June 2009	$225,334
5-Year U.S. Treasury Note	8	Short	June 2009	(17,884)
10-Year U.S. Treasury Note	20	Short	June 2009	(85,050)
U.S. Treasury Long Bond	29	Long	June 2009	87,927
5-Year Swap Future	15	Short	June 2009	(33,459)
10-Year Swap Future	153	Short	June 2009	(601,679)
3-Month Eurodollar	170	Short	June 2010 – December 2012	(1,016,761)
3-Month Eurodollar (IMM)	26	Short	September 2009 – December 2009	(103,365)
3-Month Eurodollar	8	Long	December 2010 – June 2011	183,598
3-Month Eurodollar (IMM)	34	Long	March 2008 to June 2009	134,675
Total				$(1,226,664)

Intermediate Duration

The market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2009 amounted to $277,859.

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	7	Short	June 2009	$(6,580)
5-Year U.S. Treasury Note	44	Short	June 2009	(98,261)
10-Year U.S. Treasury Note	30	Short	June 2009	(127,575)
5-Year Swap	20	Short	June 2009	(44,779)
10-Year Swap	6	Long	June 2009	29,704
U.S. Treasury Long Bond	3	Long	June 2009	8,992
3-Month Eurodollar	30	Long	March 2010 – September 2012	237,513
3-Month Eurodollar (IMM)	74	Long	June 2009 – December 2009	686,596
3-Month Eurodollar	43	Short	June 2010	(371,868)
Total				$313,743

Investments Abbreviations:

AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
FSA:	FSA Capital, Inc.
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
IMM:	International Monetary Market
MBIA:	Municipal Bond Investor Assurance Corp.

IO:	Interest Only
PO:	Principal Only
USTN:	United States Treasury Note

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
ISK:	Iceland Krona
NZD:	New Zealand Dollar
MXN:	Mexican Peso

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	B	BBB	BB	Below BB	Not Rated
Short Duration	99.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.2%
Intermediate Duration	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	0.0%	0.0%	0.0%	41.9%	4.5%	33.9%	18.1%	1.1%
Fixed Income	19.9%	4.9%	23.8%	0.0%	44.7%	3.7%	1.7%	1.3%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 29, 2009